Consolidated Statements of Cash Flows (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Dunebridge Scotiabank and Nedbank [Member] | Revolving Credit Facility1 [Member]
Statement [Line Items]
Non-cash financing transaction	$ 32